S000084919 [Member] Investment Strategy - Barrow Hanley Credit Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in credit instruments.
Credit instruments consist broadly of any debt instrument or instrument with debt-like characteristics, and include high yield bonds (commonly known as “junk bonds”), bank loans, loan participations and assignments, collateralized loan obligations (“CLOs”), mortgage‑and asset-backed securities, structured notes, convertible securities, preferred stock and shares of investment companies that invest principally in credit or floating-rate loan instruments, including the Barrow Hanley Floating Rate Fund and other mutual funds in this Prospectus.
The Fund’s portfolio typically will consist principally of high yield bonds that Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub‑adviser (the “Sub‑Adviser” or “Barrow Hanley”), believes are trading below their intrinsic value, selected through a fundamental research process designed to achieve a balanced goal for yield, principal preservation and capital appreciation.
To construct the Fund’s portfolio, Barrow Hanley evaluates the macro environment, industry, and sector trends to determine views from one to three years. This process is designed to enable Barrow Hanley to find specific sectors that offer opportunities for both industry and issuer mispricings given Barrow Hanley’s expectations of changing fundamentals. From there, Barrow Hanley uses two primary methods of identifying potential investments. The first involves independent sorting and research of documents filed with the Securities and Exchange Commission, as well as general and financial news, through the use of third party research databases, news services and screening software. The second method relies on the professional relationships that Barrow Hanley has established with money managers, leveraged buyout and private equity investors, investment bankers, research analysts, consultants, securities traders, brokers, corporate managers, corporate attorneys and accountants including in depth discussions with Barrow Hanley’s equity research professionals. This analysis is designed to lead Barrow Hanley to industries and debt issuers that offer opportunities for what Barrow Hanley believes are mispriced investments.